SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL.
Summary of share capital

	Authorized		Issued and fully paid
	December 31,	December 31,	December 31,	December 31,
Number of shares	2021	2020	2021	2020
Ordinary shares of EUR 0.0004 each	130,000,000	66,366,961	69,871,511	59,433,100
	130,000,000	66,366,961	69,871,511	59,433,100

	Number of	Share	Share
	ordinary shares	capital	premium
At January 1, 2020	59,433,100	—	125
At December 31, 2020	59,433,100	—	125
Issue of shares in the private placement	5,566,900	—	2,291
Issue of shares in the IPO	4,042,400	—	4,624
Issue of shares under the phantom share program (Note 18)	829,111	—	966
Effect arising from the share split	—	2	—
Transaction costs	—	—	(392)
At December 31, 2021	69,871,511	2	7,614